Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2018	$156,126
2019	235,985
2020	168,986
2021	127,771
2022	95,039
2023 and thereafter	73,946
Total	$857,853